Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Boston Common ESG Impact International Fund | Boston Common ESG Impact International Fund Class
Prospectus [Line Items]
Annual Return [Percent]	25.19%	0.57%	11.53%	(21.85%)	3.46%	18.55%	23.74%	(13.45%)	26.39%	(0.96%)
Boston Common ESG Impact U.S. Equity Fund | Boston Common ESG Impact U.S. Equity Fund Class
Prospectus [Line Items]
Annual Return [Percent]	14.20%	23.84%	21.04%	(18.10%)	24.54%	19.53%	28.17%	(8.45%)	20.65%	7.88%
Boston Common ESG Impact Emerging Markets Fund | Boston Common ESG Impact Emerging Markets Fund Class
Prospectus [Line Items]
Annual Return [Percent]	37.06%	8.65%	6.35%	(17.32%)